SHARE-BASED PAYMENTS, Recognised Share-based Payment Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
SHARE-BASED PAYMENTS [Abstract]
Expense arising from equity-settled share-based payment transactions	$ (438,375)	$ (1,172,164)	$ (861,973)